UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    FFM GP, Inc.
Address: 5956 Sherry Lane, Suite 1810
         Dallas, TX  75205

13F File Number:  28-10836

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peter G. Collins
Title:     Vice President
Phone:     (214) 706-4341

Signature, Place, and Date of Signing:

      /s/  Peter G. Collins     Dallas, TX     October 31, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     23

Form13F Information Table Value Total:     $66,141 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101     2233    30000 SH       SOLE                    30000        0        0
A S V INC                      COM              001963107     1640   110000 SH       SOLE                   110000        0        0
AMERICAN DENTAL PARTNERS       COM              025353103     3773   228100 SH       SOLE                   228100        0        0
AMERICAS CAR MART INC          COM              03062T105     3700   224900 SH       SOLE                   224900        0        0
CEC ENTMT INC                  COM              125137109     2678    85000 SH       SOLE                    85000        0        0
COLUMBIA LABS INC              COM              197779101     1613   466200 SH       SOLE                   466200        0        0
COMPUGEN LTD                   ORD              M25722105      901   315100 SH       SOLE                   315100        0        0
CONTANGO OIL & GAS COMPANY     COM NEW          21075N204     3540   300000 SH       SOLE                   300000        0        0
FOSSIL INC                     COM              349882100     6462   300000 SH       SOLE                   300000        0        0
GENITOPE CORP                  COM              37229P507     2117   725000 SH       SOLE                   725000        0        0
HANSEN NAT CORP                COM              411310105     1624    50000 SH       SOLE                    50000        0        0
HEADWATERS INC                 COM              42210P102     1751    75000 SH       SOLE                    75000        0        0
HOME DEPOT INC                 COM              437076102     3264    90000 SH       SOLE                    90000        0        0
MESA AIR GROUP INC             NOTE  2.115% 2/1 590479AD3     1060  2000000 PRN      SOLE                  2000000        0        0
MICROSOFT CORP                 COM              594918104     2325    85000 SH       SOLE                    85000        0        0
MOSYS INC                      COM              619718109     2995   445000 SH       SOLE                   445000        0        0
PALOMAR MED TECHNOLOGIES INC   COM NEW          697529303      711    16857 SH       SOLE                    16857        0        0
QUICKSILVER RESOURCES INC      COM              74837R104     2871    90000 SH       SOLE                    90000        0        0
REPUBLIC AWYS HLDGS INC        COM              760276105     8567   552000 SH       SOLE                   552000        0        0
RETAIL VENTURES INC            COM              76128Y102     4623   300000 SH       SOLE                   300000        0        0
SILVERLEAF RESORTS INC         COM              828395103      955   250000 SH       SOLE                   250000        0        0
WAL MART STORES INC            COM              931142103     3452    70000 SH       SOLE                    70000        0        0
XTO ENERGY INC                 COM              98385X106     3286    78000 SH       SOLE                    78000        0        0